Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Buildings
Property, plant and equipment
Useful life	30 years
Machinery and equipment
Property, plant and equipment
Useful life	5 years
Furniture and fixtures
Property, plant and equipment
Useful life	5 years
Computer equipment and software | Minimum
Property, plant and equipment
Useful life	3 years
Computer equipment and software | Maximum
Property, plant and equipment
Useful life	7 years
Software | Minimum
Property, plant and equipment
Useful life	3 years
Software | Maximum
Property, plant and equipment
Useful life	7 years
Retail stores
Property, plant and equipment
Impairment losses	$ 9.3	$ 5.8	$ 1.2